INCOME TAXES - Deferred Income Tax Movement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening net deferred tax (liability) asset	$ (890)	$ (139)
Recognized in income from continuing operations	95	93
Recognized in income from discontinued operations	49	400
Recognized in other comprehensive income	19	(33)	$ (24)
Other	(332)	(1,211)
Net deferred tax (liability) asset	$ (1,059)	$ (890)	$ (139)